Revenue From Contract With Customer - Summary of disaggregation of revenue (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues		$ 653,564	$ 610,299	$ 693,927
Postpaid Wireless
Disaggregation of Revenue [Line Items]
Revenues		253,422	243,835	251,754
Prepaid Wireless
Disaggregation of Revenue [Line Items]
Revenues		161,417	158,172	191,601
Fixed Broadband Service
Disaggregation of Revenue [Line Items]
Revenues	[1]	111,542	86,630	70,830
Equipment Sales
Disaggregation of Revenue [Line Items]
Revenues		112,872	106,259	157,506
Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues		14,311	15,403	22,236
New Zealand
Disaggregation of Revenue [Line Items]
Revenues		528,616	458,858	486,380
New Zealand | Postpaid Wireless
Disaggregation of Revenue [Line Items]
Revenues		199,403	174,000	170,371
New Zealand | Prepaid Wireless
Disaggregation of Revenue [Line Items]
Revenues		102,547	91,528	88,771
New Zealand | Fixed Broadband Service
Disaggregation of Revenue [Line Items]
Revenues		106,478	83,545	69,317
New Zealand | Equipment Sales
Disaggregation of Revenue [Line Items]
Revenues		112,555	101,860	149,103
New Zealand | Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues		7,633	7,925	8,818
Bolivia
Disaggregation of Revenue [Line Items]
Revenues		124,631	151,001	206,804
Bolivia | Postpaid Wireless
Disaggregation of Revenue [Line Items]
Revenues		54,019	69,835	81,383
Bolivia | Prepaid Wireless
Disaggregation of Revenue [Line Items]
Revenues		58,870	66,644	102,830
Bolivia | Fixed Broadband Service
Disaggregation of Revenue [Line Items]
Revenues		5,064	3,085	1,513
Bolivia | Equipment Sales
Disaggregation of Revenue [Line Items]
Revenues		317	4,399	8,403
Bolivia | Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues		6,361	7,038	12,675
Other Country
Disaggregation of Revenue [Line Items]
Revenues		317	440	743
Other Country | Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues		$ 317	$ 440	$ 743

[1]	Beginning in 2021, we replaced “Wireline” with “Fixed broadband” to describe the revenues associated with the Company’s fixed broadband product in New Zealand and Bolivia. As a result, fixed LTE service revenues were reclassified from Other wireless service and other revenues and are now included as a component of Fixed broadband service revenues.